Other Financial Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	3,133	3,133
Other investments	—	500
Loans	388	410
Deposits and guarantees	397	325
Liquidity contract	513	450
TOTAL	4,431	4,817

Financial assets - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	—	—
Other investments	—	—
Loans	—	—
Deposits and guarantees	—	—
Liquidity contract	—	—
TOTAL	—	—

Financial assets - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	3,133	3,133
Other investments	—	500
Loans	388	410
Deposits and guarantees	397	325
Liquidity contract	513	450
TOTAL	4,431	4,817

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	2021/12/31			2022/06/30
Non consolidated equity investments	3,133	—	—	3,133
Other investments	—	500	—	500
Loans	388	22	—	410
Deposits and guarantees	397	12	(84)	325
Liquidity contract	513	—	(63)	450
TOTAL	4,431	534	(148)	4,817